REAL ESTATE SECURITIES - Holdings in an Unrealized Loss Position (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Integer		Dec. 31, 2012 Integer
Outstanding Face Amount	$ 1,170,905	[1]	$ 2,078,101	[1]
Before Impairment - Amortized Cost Basis	1,069,503		1,811,040
Other Than Temporary Impairment - Amortized Cost Basis	(167,648)		(202,253)
Amortized Cost Basis	901,855	[2]	1,608,787
Gains - Gross Unrealized	82,699		98,762
Losses - Gross Unrealized	(291)		(15,974)
Carrying Value	984,263	[3]	1,691,575	[3]
Number of Investments	165		229
Weighted Average Rating	BBB	[1],[4]	BBB-	[4]
Weighted Average Coupon	3.65%		3.04%
Weighted Average Yield	5.44%		4.69%
Weighted Average Maturity (Years)	2 years 10 months 24 days	[5]	4 years	[5]
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding Face Amount	14,456
Before Impairment - Amortized Cost Basis	17,024
Other Than Temporary Impairment - Amortized Cost Basis	(2,874)
Amortized Cost Basis	14,150
Gains - Gross Unrealized
Losses - Gross Unrealized	(115)
Carrying Value	14,035
Number of Investments	6
Weighted Average Rating	BBB+
Weighted Average Coupon	5.58%
Weighted Average Yield	6.34%
Weighted Average Maturity (Years)	0 years 10 months 24 days
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding Face Amount	11,157
Before Impairment - Amortized Cost Basis	10,963
Other Than Temporary Impairment - Amortized Cost Basis
Amortized Cost Basis	10,963
Gains - Gross Unrealized
Losses - Gross Unrealized	(176)
Carrying Value	10,787
Number of Investments	2
Weighted Average Rating	B
Weighted Average Coupon	5.38%
Weighted Average Yield	5.74%
Weighted Average Maturity (Years)	3 years 2 months 12 days
Securities in an Unrealized Loss Position
Outstanding Face Amount	25,613
Before Impairment - Amortized Cost Basis	27,987
Other Than Temporary Impairment - Amortized Cost Basis	(2,874)
Amortized Cost Basis	25,113
Gains - Gross Unrealized
Losses - Gross Unrealized	(291)
Carrying Value	$ 24,822
Number of Investments	8
Weighted Average Rating	BB+
Weighted Average Coupon	5.49%
Weighted Average Yield	6.08%
Weighted Average Maturity (Years)	1 year 10 months 24 days

[1]	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.
[2]	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2013.
[3]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
[4]	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies, represent the most resent credit ratings available as of the reporting date and may not be current.
[5]	The weighted average maturity is based on the timing of expected principal reduction on the assets.